Shareholders' Equity Schedule of Share-based Compensation, RSU Activity (Details) $ / shares in Millions	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at December 31, 2014	1,561,412
Granted	839,787
Converted	(470,451)
Forfeited	(115,791)
Outstanding at December 31, 2015	1,814,957
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share | $ / shares	$ 14.2
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 8 months